Fair Value Measurements - Schedule of Changes in Fair Value (Details) - Warrant [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Nonrelated Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 15,604
Note issuance during the period	17,559	15,323
Loss on extinguishment	22,183
Change in estimated fair value	31,664	281
Conversion into common stock	(87,010)
Balance		15,604
Related Party [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	2,133
Note issuance during the period	5,084	2,018
Loss on extinguishment	4,176
Change in estimated fair value	3,752	115
Conversion into common stock	(15,145)
Balance		2,133
Public Placement Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance
Warrants assumed from the Merger	25,174
Change in estimated fair value	(24,907)
Balance	267
Private Placement Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance
Warrants assumed from the Merger	13,134
Change in estimated fair value	(13,001)
Balance	133
Share-Based Termination Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	6,349
Warrants assumed from the Merger		6,053
Change in estimated fair value	979	296
Conversion into common stock	(7,328)
Balance		6,349
Convertible Preferred Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	203	330
Change in estimated fair value	(6)	(127)
Conversion into common stock	(197)
Balance		$ 203